EXHIBIT 99.5

AMC DATA COMPARE

Data Compare Summary (Total)

Run Date - 2/18/2021 4:42:26 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Birth Date	0	56	0.00%	58
Borrower First Name	1	58	1.72%	58
Borrower Gender	0	56	0.00%	58
Borrower Last Name	1	58	1.72%	58
Borrower Middle Name	5	40	12.50%	58
Borrower Qualifying FICO	8	12	66.67%	58
Borrower SSN	6	7	85.71%	58
City	0	58	0.00%	58
Coborrower Birth Date	0	25	0.00%	58
Coborrower First Name	0	25	0.00%	58
Coborrower Gender	1	25	4.00%	58
Coborrower Last Name	0	25	0.00%	58
Coborrower Middle Name	2	13	15.38%	58
Coborrower Qualifying FICO	2	11	18.18%	58
Coborrower SSN	1	1	100.00%	58
Contract Sales Price	1	55	1.82%	58
First Interest Rate Change Date	0	3	0.00%	58
First Payment Change Date	0	1	0.00%	58
First Payment Date	28	57	49.12%	58
LTV Valuation Value	2	58	3.45%	58
Margin	1	58	1.72%	58
Original Interest Rate	9	58	15.52%	58
Original LTV	0	1	0.00%	58
Property Type	12	58	20.69%	58
Representative FICO	15	57	26.32%	58
State	0	58	0.00%	58
Street	0	58	0.00%	58
Zip	0	58	0.00%	58
Total	95	1,050	0.00%	58